Related party transactions (Details Narrative) - AUD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Mr Peter Rubinstein [member]
IfrsStatementLineItems [Line Items]
Services received, related party transactions	$ 33,000	$ 33,000
Dr George Muchnicki [member]
IfrsStatementLineItems [Line Items]
Consulting fees	$ 11,000